LEASES - Additional information (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Cash paid for amounts included in the measurement of lease liabilities:
Current portion of operating lease liabilities	¥ 452,272	$ 69,314	¥ 437,817
Non-current portion of operating lease liabilities	645,499	98,927	579,102
Operating lease liabilities due to related parties	247,140	37,876
Current portion of finance lease liabilities	403,843	61,892	227,115
Non-current portion of finance lease liabilities	688,128	105,460	¥ 896,927
Finance lease liabilities due to related parties	¥ 550,254	$ 84,330